Description of Transaction and Basis of Presentation (Details) - Schedule of land Inventory $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Schedule of land Inventory [Abstract]
Ownership Percentage in the Property	5.00%
Profit Participation Percentage	32.4% right to profits [1]
Status/ Stage	Parcels are being sold
Acquisition Date	Jun. 27, 2019
Purchase Price	$ 8,000
Capitalized costs	3,269
Total Cost	11,269
Balance as of December 31, 2021, net	$ 9,214

[1]	The Promote percentage is calculated based on project’s business plan, therefore the actual ultimate percentage may be different from the percentage anticipated in the business plan.